Personnel expenses - Reconciliation of pension liabilities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel expense
Balance at beginning of the period	kr 80	kr 40	kr 38
Net periodic pension cost	7	0	6
Contributions by the employer	(7)	(7)	(7)
Net pension payments	(1)	(1)	(1)
Revaluations recognized in other comprehensive income	4	48	4
Balance at end of the period	kr 83	kr 80	kr 40